ALGER GLOBAL GROWTH FUND
360 Park Avenue South
New York, New York 10010

August 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attn: Kim Browning

Re:                             Alger Global Growth Fund (File Nos.: 811-21308, 333-103283)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Alger Global Growth Fund (the “Trust” or the “Fund”), filed herewith pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 32 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).  The Amendment relates to the Post-Effective Amendment to the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on June 29, 2017 that was designated Post-Effective Amendment No. 30, but which should have been designated Post-Effective Amendment No. 31 (the “June 29 Filing”).  The Trust’s XBRL filing filed with the SEC on March 21, 2017 was properly designated Post-Effective Amendment No. 30.  The June 29 Filing was made pursuant to Rule 485(a)(1) under the Securities Act to respond to the comments of the staff (the “Staff”) of the SEC on Post-Effective Amendment No. 29 to the Registration Statement, filed with the SEC on March 1, 2017.

The Amendment is being filed in order to (i) reflect the comments of the Staff of the SEC on the June 29 Filing, as discussed below, (ii) file the consent of the Trust’s independent registered public accounting firm and (iii) make certain other non-material revisions.  The prospectus offering retail classes of shares (the “Retail Prospectus”), prospectus offering institutional classes of shares (the “Institutional Prospectus”) and statement of additional information (“SAI”) included in the Amendment are marked to show changes from the Retail Prospectus, Institutional Prospectus and SAI included in the June 29 Filing.

Comments were provided on the June 29 Filing by telephone to Tina Payne, Christopher Ullman, and me by Kim Browning of the Staff on August 10, 2017.  For the convenience of the Staff, comments have been restated below in their entirety, and the Trust’s response follows each comment.  We have considered comments made by the Staff with respect to one section of the June 29 Filing as applicable to similar disclosure elsewhere in the June 29 Filing.  Comments given on the Retail Prospectus were considered as applicable to the Institutional Prospectus.  Capitalized terms used but not defined herein have the meanings assigned to them in the June 29 Filing.

GENERAL

1.                                      Staff Comment:  The Staff noted that certain numbers and the name of the auditor were missing from the June 29 Filing and should be included.

Response:  We confirm that all brackets and/or blanks have been finalized and/or completed in the Amendment.

2.                                      Staff Comment:   The Staff requested that we file a response as correspondence via EDGAR, responding to the comments we received regarding the June 29 Filing, at least two days before filing the Amendment.

Response:  A draft of this response letter was filed on August 21, 2017 via EDGAR, responding to the comments we received on August 10, 2017.

RETAIL PROSPECTUS

Summary Prospectus Sections

Fund Fees and Expenses—All Share Classes

3.                                      Staff Comment:   The Prospectus states that the Fund can leverage.  Please confirm supplementally that any costs of leveraging are reflected in the Fund’s fee and expense table.

Response:  We confirm that any costs related to leveraging by the Fund are included in the Fund’s “Other Expenses” line item in its respective fee and expense table.

4.                                      Staff Comment:   The Staff requested that we explain supplementally where the administration fee noted under the heading “Administrator” is reflected in the Fund’s fee and expense table.

Response:  The administration fee is reflected in the Fund’s “Other Expenses” line item in its respective fee and expense table.

5.                                      Staff Comment:  With respect to certain classes of the Fund, the Prospectus discloses that the Fund is subject to a contractual fee waiver/expense reimbursement arrangement (each, a “fee waiver”) with the Adviser.  Please confirm supplementally that any such fee waiver is reflected in the Fund’s expense example only for the one-year period that the contractual fee waiver is in effect.

Response:  We confirm that each such fee waiver is reflected in the Fund’s expense example only for the one-year period that the contractual fee waiver is in effect.  The following language has been added to the expense example disclosure in the Amendment:

The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc.

6.                                      Staff Comment:  For those classes of the Fund that are subject to fee waivers, the footnote to the fee table relating to the fee waiver should be revised.  It is not clear that the Adviser can only recoup advisory fees it has waived during the one-year period that the contractual fee waiver is in effect. In addition, the disclosure allows for the possibility that the Adviser may raise the expense cap in subsequent years above the current expense ratio so that it can recapture waived fees.  Note that a

Fund’s prior year expenses can be recaptured by the Adviser only if the Fund’s current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.  See 2009 Investment Companies Industry Developments Audit Risk Alert ARA-INV.73.  The footnote should state that the Adviser will recoup waived fees only if the Fund’s payment of such waived fees to the Adviser does not cause the Fund’s expense ratio to exceed the expense cap that was in place both at the time the Adviser waived the fees and at the time that the Adviser recoups the waived fees.  Please change the “or” in the following sentence to “and”:

Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the lower of the stated limitation at the time of the reimbursement or at the time of recoupment.

Response:  The referenced sentence in the footnote to the fee table has been revised as follows:

Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Fund Fees and Expenses—Class T Shares

7.                                      Staff Comment:   The Staff noted that the preamble to the fee and expense table for Class T Shares did not include a cross-reference to the SAI as required by Item 3 of Form N-1A.

Response:  Although there are breakpoints applicable to Class T Shares, Class T Shares are not eligible for waivers of sales charges or reduced sales charges relating to a Right of Accumulation or Letter of Intent.  The breakpoint information is included in the statutory prospectus.  However, information with respect to waivers of sales charges or reduced sales charges relating to a Right of Accumulation or Letter of Intent is included in the SAI.  Because investors in Class T Shares are eligible only for breakpoint discounts, but not waivers of sales charges or reduced sales charges relating to a Right of Accumulation or Letter of Intent, no cross-reference to the SAI is necessary.

Portfolio Turnover

8.                                      Staff Comment:   Please include high portfolio turnover as both a principal strategy and risk of the Fund in the information in response to Item 4 of Form N-1A (“Item 4 Information”) if it is a principal strategy and risk of the Fund.

Response:  The Amendment includes high portfolio turnover as both a principal strategy and principal risk of the Fund with a portfolio turnover rate exceeding 100%.  The Fund’s disclosure regarding principal strategies will include the following:

The Fund’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.  As a result, the Fund may engage in active trading of portfolio securities.

In addition, the Fund’s disclosure regarding principal risks includes the following:

Portfolio Turnover Risk — the Fund may engage in active trading, which could produce higher transaction costs.

Principal Investment Strategy

9.                                      Staff Comment:  Please confirm that all of the investment strategies and risks included in the section of the Prospectus that provides Item 4 Information are included in the section of the Prospectus that provides information in response to Item 9 of Form N-1A (“Item 9 Information”).

Response:  We confirm that all of the investment strategies and risks included in the Item 4 Information will be included in the Item 9 Information in the Amendment.  In addition, the Item 9 Information has been revised in the Amendment to delete any disclosure about an investment strategy that currently is not an investment strategy of the Fund.

10.                               Staff Comment:    Please specify under what circumstances the Fund sells stocks.  Please include this disclosure in the Item 4 Information.

Response:  With respect to the Fund, the following paragraph was added to the section entitled “Principal Investment Strategy” in the Amendment:

The Fund’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

Principal Risks

11.                               Staff Comment:   The Staff noted that the section entitled “Principal Risks” for the Fund begins with an entry entitled “Equity Securities Risk” that states that the money invested in the Fund could be lost.  The Staff noted that the loss of a shareholder’s investment could result from investments other than equity securities, and suggested that we consider including this language in an introductory paragraph to the risk section, as required by Form N-1A.

Response:  With respect to the Fund, the following disclosure has been added to the beginning of the section entitled “Principal Risks” in the Amendment:

An investment in the Fund involves risks.  The Fund’s share price may go down, which means you could lose money.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk - Your investment in Fund shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably.  Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

12.                               Staff Comment:  The Staff noted that disclosure under the heading “Principal Risks” stated that “The following risks may also apply.”  The Staff suggested that this language be revised because, for example, smaller cap securities risk does apply to an investment in the Fund.  The Staff noted that the entire sentence was not necessary and could possibly be misleading as all principal risks of the Fund should be described in this section.

Response:  The referenced sentence has been deleted in the Amendment.

Statutory Prospectus Sections

Hypothetical Investment and Expense Information

13.                               Staff Comment:  The Staff noted that this information should not be included in the Item 9 section of the Prospectus.  The Staff thought it was confusing that some of the Item 9 information was before the Hypothetical Investment and Expense Information, and some was after.  The Staff suggested moving this section elsewhere in the statutory prospectus.

Response:  The Hypothetical Investment and Expense Information section has been moved in the Amendment to precede the section entitled “Financial Highlights.”

Additional Information About the Funds’ Investment Strategies and Investments

14.                               Staff Comment:  The Staff noted that the information regarding when the portfolio manager will sell the Fund’s portfolio holding should be included in response to Item 4.

Response:  The information regarding when the portfolio manager will sell a portfolio holding has been included in response to Item 4 in the Amendment.

15.                               Staff Comment:  The Staff noted that the paragraph entitled “Leverage” states that the “Fund can leverage, that is, borrow money to buy additional securities.”  The Staff requested that we note what types of additional securities the Fund could buy.  The Staff also requested that we disclose the potential downside of leverage.

Response:  The sentence has been revised as follows:

The Fund can leverage, that is, borrow money to buy additional securities consistent with its investment strategy.  By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.  However, leverage also has the potential to magnify any decrease in the value of borrowed securities.

16.                               Staff Comment:  The Staff requested that we provide supplementally the percentage of the Fund’s assets that are invested in private placements.

Response:

As of August 10, 2017, the following percentage of the Fund’s net assets was invested in illiquid securities, all of which were privately placed securities:

Alger Global Growth Fund

ALGER GLOBAL GROWTH FUND	3.3295%

—Other Applicable Risks

17.                               Staff Comment:  The Staff suggested that we modify the heading “Other Applicable Risks,” as it does not conform to the requirements of Form N-1A.

Response:  The heading has been removed in the Amendment.

Shareholder Information

—Waivers of Sales Charges

18.                               Staff Comment:   The Staff asked that we confirm that the waivers described in this section apply to all financial intermediaries.

Response:  We confirm that the waivers described in this section apply to all financial intermediaries.

19.                               Staff Comment:   The Staff asked that we confirm that this section and Appendix A include all variations of waivers that are available.

Response:  We confirm that this section and Appendix A include all variations of waivers that are available.

20.                               Staff Comment:   The Staff noted that the disclosure states that no initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A and C Shares, by “registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers, on behalf of their clients, and financial intermediaries offering self-directed investment brokerage accounts, that have an agreement in place with the Distributor (see Appendix A—Sales Charge Waivers and Discounts Available from Intermediaries beginning on page A-19 of this Prospectus for a list of such entities).”  The Staff noted that the disclosure should be specific enough to indicate to a shareholder whether they are entitled to a waiver.  Please explain supplementally the meaning of the referenced disclosure.

Response:  The disclosure has been revised as follows in the Amendment:

No initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A and C Shares by…

•                  certain registered investment advisers, banks, trust companies and other financial institutions (including broker-dealers) that have an agreement in place with the Distributor (see Appendix A—Sales Charge Waivers and Discounts Available from Intermediaries beginning on page A-19 of this Prospectus for a list of such entities), as long as the orders for the shares were placed on behalf of their clients;

•                  certain financial intermediaries offering self-directed investment brokerage accounts that have an agreement in place with the Distributor (see Appendix A—Sales Charge Waivers and Discounts Available from Intermediaries beginning on page A-19 of this Prospectus for a list of such entities);

Please note that each of these two bullets now refer to dealers that have an agreement in place with the Distributor, Fred Alger & Company, Incorporated, for waiver of the sales charges under different circumstances.  In the first bullet, financial institutions investing on behalf of their clients waive the Class A sales charges for all shareholders, and in the second bullet the dealer waives the Class A sales charges for shareholders who invest in self-directed investment brokerage accounts.   The way that these trades would be placed at net asset value, without imposition of a sales charge, is by the dealer placing the trade coding the trade as a purchase at NAV.  The Distributor and Transfer Agent would not necessarily know which category the dealer was utilizing.  In the Funds’ prospectus dated March 1, 2017, these bullets were combined in a single category, and we separated them based on SEC comments.  In any event, because the dealer is included in the list in Appendix A, the shareholder should be aware that the dealer can make Fund shares available to the shareholder without imposition of a sales charge.  In many cases, dealers utilize each of these waivers for different shareholders.  The following disclosure is included in the Shareholder Information Section of the prospectus under the heading “Waiver of Sales Charges,” and in the SAI under the heading  “Waiver of Sales Charges”:

Investors purchasing Class A Shares who may be entitled to one of the following waivers should consult with their financial advisers as to their eligibility and are required to claim and substantiate their eligibility for the waiver at the time of purchase.  It is also the responsibility of the shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption.  The Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for waivers.  Information regarding these procedures is available by contacting the Funds at (800) 992-3863.

This language explains to the shareholder that while the Distributor is providing as much information as it can regarding sales charge waiver, the shareholder must discuss with his financial intermediary whether he qualifies for a waiver, and must claim the waiver when the trade is placed.  It is impossible for the prospectus to inform the shareholder as to whether the shareholder is eligible for the waiver because it depends on the arrangement between the dealer and the shareholder.  As noted above, many dealers utilize different waivers in different circumstances, often based on how the dealer’s fees are paid by the shareholder.  The Fund has no way of knowing which waiver category a shareholder may be eligible for, but the shareholder should be aware, after reviewing the Fund’s prospectus, that if his dealer is listed in Appendix A, his dealer is able, in certain circumstances, to offer Class A Shares without imposition of a sales charge.

21.                               Staff Comment:   The Staff asked that in the second sentence in the paragraph under the heading “Purchasing and Redeeming Fund Shares,” we change the word “accepts” to “receives”:

Ordinarily, the Fund will issue a redemption check within seven days after the Transfer Agent accepts a redemption request.

The Staff cited Rule 22c-1 under the Investment Company Act of 1940, as amended, which states that a Fund, its transfer agent or distributor may not “sell, redeem, or repurchase any such security except at a price based on the current net asset value of such security which is next computed after receipt of a tender of such security for redemption or of an order to purchase or sell such security….”

Response:  The disclosure has been revised as follows in the Amendment:

Ordinarily, the Fund will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order.  “In good order” refers to satisfaction of requirements in “Shareholder Information” beginning on page A-1 of this Prospectus and any applicable conditions in “Purchases” and “Redemptions” in the SAI.

22.                               Staff Comment:   The Staff requested that the information regarding redemption in kind be a separate paragraph, and include the risks a shareholder bears when the Fund redeems his or her shares in kind, including that the shareholder bears market risk and the cost of sale, and that if the shareholder is given illiquid securities, there is no readily available market for such securities.

Response:  We revised this section as noted below. The Fund’s In-Kind Redemption Procedures allow the Fund to vary from a pro-rata distribution in order to avoid giving the shareholder restricted securities, so that risk is not included in the disclosure.

Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor.  Ordinarily, the Fund will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order.  “In good order” refers to satisfaction of requirements in “Shareholder Information” beginning on page A-1 of this Prospectus and any applicable conditions in “Purchases” and “Redemptions” in the SAI.  However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days.  Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.  The Transfer Agent or the Fund may reject any purchase order.  Share certificates are not issued for shares of the Fund.

Under normal circumstances, the Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash.  The Fund also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

The Fund may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., “redeem in kind”) if, for example, the redemption request is during stressed market conditions or the Fund believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders.  A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder’s expense.

*     *     *     *     *

We hope the Staff finds that this letter and the revisions included in the Amendment are responsive to the Staff’s comments.  Should members of the Staff have any questions or comments regarding the Amendment, please contact me at 212.806.8833 or lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:	Lauren Connolly, Esq.
Hal Liebes, Esq.
Tina Payne, Esq.
Christopher Ullman, Esq.